Document and Entity Information	Feb. 03, 2025
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 17, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 17, 2025
Document Effective Date	Jan. 29, 2025
Prospectus Date	Feb. 03, 2025
Innovator Growth-100 Power Buffer ETF - February | Innovator Growth-100 Power Buffer ETF - February
Prospectus:
Trading Symbol	NFEB